Accounts Receivable, Net	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
NOTE 5 — Accounts Receivable, Net
Accounts receivable, net consists of amounts due from customers less an allowance for doubtful accounts. The following table presents the allowance for doubtful accounts as of March 31, 2022 and 2021, and the changes therein during the three months ended March 31:

	2022	2021
Balance, beginning of period	$1,848	$1,131
Add: provision for doubtful accounts, net of recoveries	(124)	82
Less: write-offs	(42)	(272)

Balance, end of period	$1,682	$941